Financial risk management and derivative financial instruments - Summary of covenant tests (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure Of Detailed Information About Covenant Tests [Line Items]
Net debt	$ 1,851	$ 1,881	$ 2,529
Covenant Measures [Member]
Disclosure Of Detailed Information About Covenant Tests [Line Items]
Covenant EBITDA	896	601	272
Net debt	1,898	1,801	2,375
Covenant interest payable	$ 109	$ 133	$ 111
Leverage	2.12	3	8.73
Interest cover	8.22	4.52	2.45
Liquidity		$ 2,655	$ 2,925